Segment Information, Information by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Sales to external customers by geographic region [Abstract]
Sales	$ 269,546	$ 243,301	$ 232,583
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	44,310	40,132
Intangible assets	29,866	11,183
Goodwill	39,892	35,077	21,928
United States [Member]
Sales to external customers by geographic region [Abstract]
Sales	100,225	97,186	95,388
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	1,677	2,031
Intangible assets	435	1,072
Goodwill	13,327	14,696
Canada [Member]
Sales to external customers by geographic region [Abstract]
Sales	18,425	22,586	18,027
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	32,107	29,417
Intangible assets	5,668	4,643
Goodwill	4,481	3,890
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	16,743	14,951	14,129
Americas [Member]
Sales to external customers by geographic region [Abstract]
Sales	135,393	134,723	127,544
Europe, Middle-East and Africa [Member]
Sales to external customers by geographic region [Abstract]
Sales	84,677	62,101	57,172
Finland [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	473	441
Intangible assets	380	316
Goodwill	8,704	9,064
France [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	2,401	12
Intangible assets	19,330	0
Goodwill	5,909	0
United Kingdom [Member]
Sales to external customers by geographic region [Abstract]
Sales	17,508	11,799	11,032
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	755	915
Intangible assets	4,005	5,093
Goodwill	7,471	7,427
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	67,169	50,302	46,140
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	54	89
Intangible assets	0	0
Goodwill	0	0
India [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	4,021	4,000
Intangible assets	28	27
Goodwill	0	0
China [Member]
Sales to external customers by geographic region [Abstract]
Sales	20,724	22,312	25,281
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	2,822	3,227
Intangible assets	20	32
Goodwill	0	0
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	28,752	24,165	22,586
Asia Pacific [Member]
Sales to external customers by geographic region [Abstract]
Sales	$ 49,476	$ 46,477	$ 47,867